Convertible Debts (Details Textual) - USD ($)	1 Months Ended			10 Months Ended	12 Months Ended
	Apr. 24, 2019	Apr. 24, 2019	Dec. 17, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Apr. 06, 2018
Convertible Debts (Textual)
Convetible debt						$ 10,107,306
Group repurchased its convertible debts	$ 13,600,000	$ 13,600,000
Convertible debts with carrying amount	13,500,000	13,500,000
Gain on extinguishment on convertible debts	$ 1,200,000	$ 1,200,000			1,198,490
Bond Subscription Agreement [Member]
Convertible Debts (Textual)
Convetible debt					3,392,694	1,042,870
Contractual interest					342,333	815,000
Intrinsic value of the BCF					$ 1,300,000
Bond Subscription Agreement, description	The Group repurchased its convertible debts at $13.6 million with carrying amount of $13.5 million and the intrinsic value of BCF is $1.3 million with a gain on extinguishment on convertible debts of $1.2 million.
Convertible Bonds [Member]
Convertible Debts (Textual)
Intrinsic value of the BCF			$ 1,600,400
Interest Expense			$ 1,600,400
Principal amount							$ 15,000,000
Convertible Bonds [Member] | IPO [Member]
Convertible Debts (Textual)
Interest rate			10.00%
Discount interest rate for actual price			10.00%
Warrants to purchase class A ordinary shares			230,252
Intrinsic value of the BCF			$ 3,452,657
Interest Expense			$ 383,629
Convertible promissory notes [Member]
Convertible Debts (Textual)
Convetible debt						1,600,400
Interest accretion						26,380
Contractual interest						8,802
Unamortized debt issuance costs and discounts						$ 22,935